Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations (Unaudited)
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

26. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2011 and 2010 follow (in thousands, except per-share data):

	2011 Quarter ended
	March 31	June 30	September 30	December 31
Total interest income	$5,088	$5,040	$4,960	$4,945
Total interest expense	1,183	1,198	1,169	1,041

Net interest income	3,905	3,842	3,791	3,904
Provision for loan losses	88	116	60	100
Gains from the sale of assets	20	—	14	28
Other income	1,004	1,001	1,005	930
Other expense	3,178	3,299	3,123	3,258

Income before income taxes	1,663	1,428	1,627	1,504
Income tax expense	424	337	413	368

Net income	$1,239	$1,091	$1,214	$1,136

Per-share data:
Basic earnings	$.29	$.26	$.29	$.26
Diluted earnings	.29	.26	.29	.26
Cash dividends	.21	.21	.22	.22

	2010 Quarter ended
	March 31	June 30	September 30	December 31
Total interest income	$5,554	$5,436	$5,339	$5,245
Total interest expense	1,558	1,387	1,320	1,237

Net interest income	3,996	4,049	4,019	4,008
Provision for loan losses	285	282	70	104
Gains from the sale of assets	11	22	34	43
Securities impairment charge	—	—	(40)	—
Other income	1,012	1,002	942	908
Other expense	3,145	3,299	3,158	3,118

Income before income taxes	1,589	1,492	1,727	1,737
Income tax expense	401	354	442	433

Net income	$1,188	$1,138	$1,285	$1,304

Per-share data:
Basic earnings	$.27	$.26	$.30	$.31
Diluted earnings	.27	.26	.30	.31
Cash dividends	.20	.20	.21	.21